Operating Segment and Geographic Information (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Reportable Operating Segment Information

Reportable operating segment information during the years ended March 31, 2012, 2013 and 2014 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2012:
Net sales to unaffiliated customers	¥101,831	20,410	18,807	—	141,048
Inter-segment sales	3,777	206	—	(3,983)	—

Net sales	105,608	20,616	18,807	(3,983)	141,048
Depreciation and amortization	2,658	627	3,070	483	6,838
Operating income (loss) before stock option compensation expenses	9,845	(1,324)	1,614	(8,715)	1,420
Adjustment:
Stock based compensation expense					583

Operating income					837

Expenditures for additions to long- lived assets	2,398	750	3,492	344	6,984
Total assets	93,603	12,789	30,713	82,121	219,226
As of and for the year ended March 31, 2013:
Net sales to unaffiliated customers	¥99,719	13,107	20,077	—	132,903
Inter-segment sales	1,400	546	—	(1,946)	—

Net sales	101,119	13,653	20,077	(1,946)	132,903
Depreciation and amortization	3,423	486	3,690	464	8,063
Operating income (loss) before stock option compensation expenses	10,956	(4,614)	775	(6,176)	941
Adjustment:
Stock based compensation expense					861

Operating income					80

Expenditures for additions to long- lived assets	3,530	4,565	4,356	141	12,592
Total assets	99,168	18,242	36,065	72,040	225,515
As of and for the year ended March 31, 2014:
Net sales to unaffiliated customers	¥72,760	14,967	24,151	—	111,878
Inter-segment sales	257	17	—	(274)	—

Net sales	73,017	14,984	24,151	(274)	111,878
Impairment charge	12,770	725	—	—	13,495
Depreciation and amortization	3,711	411	3,716	430	8,268
Operating income (loss) before stock option compensation expenses	(26,724)	(5,063)	3,012	(6,311)	(35,086)
Adjustment:
Stock based compensation expense					1,283

Operating income (loss)					(36,369)

Expenditures for additions to long- lived assets	2,099	1,562	1,826	139	5,626
Total assets	80,564	19,423	38,046	91,823	229,856

Schedule of Net Sales to Unaffiliated Customers

Net sales to unaffiliated customers for the years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen (Millions)
	2012	2013	2014
Japan	16,095	14,045	12,221
Americas	29,742	20,583	10,720
Europe	7,015	9,061	7,276
Asia	88,196	89,214	81,661

Total	141,048	132,903	111,878

Schedule of Long-Lived Assets

Property, plant and equipment as of March 31, 2012, 2013 and 2014 were as follows:

	Yen (Millions)
	2012	2013	2014
Japan	¥28,234	27,336	24,799
Americas	1,073	2,693	2,417
Europe	1,582	2,106	2,435
Asia	3,317	9,233	10,274

Total	¥34,206	41,368	39,925